SEPTEMBER 30, 2010



Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           3
Third Quarter
Report 2010
















               Volumetric Fund, Inc.

                     (Logo)

















To our shareholders:

	Volumetric Fund's net asset value, NAV, advanced 7.1% in the third quarter, bringing our total return to 3.8% year-to-date, as compared to 2.3% of the Standard & Poor's 500 Index and 1.3% of the NYSE Composite index. Our NAV closed out September at $15.59, up from $15.02 since the beginning of the year. On September 10, 2010, the NYSE Index broke above its 200-day moving average line, thus confirming that the market has entered into a new bull phase.

The following table compares the Fund's performance to the major market indices, since the introduction of the 'Volume and Range' system on 9/1/2000. As you know, one of our main objectives is to outperform the Standard & Poor 500 index. Based on our long term results, we remain confident about our proven, mathematics based system.

                            Year to        Third           Since
                             Date         Quarter         9/01/00

Volumetric Fund	           + 3.8%	   +  7.1% 	   + 27.3%
S&P 500 Index              + 2.3	   + 10.7   	   - 25.0
Dow Jones Ind.	           + 3.5	   + 10.6	   -  4.0
NYSE Index	           + 1.3	   + 12.5	   +  1.8
NASDAQ	                   + 4.4	   + 12.3	   - 44.1


Since June 30th we have reduced our cash position from 30% to a more bullish 9%. Our early high cash position was the reason we underperformed the indices in the third quarter. However, as indicated above, since the introduction of the 'Volume & Range' system on September 1, 2000, we have strongly outperformed all of the indices. Kudos is due to the 'Volume & Range' system. Due to heavy upside volumes, it identified two takeover candidates, Potash and Gymboree, stocks we bought and which achieved good gains, just before the takeover news came out.

By the way, the Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $170,896 as of September 30, 2010. This is equivalent to a 9.4% compounded growth rate since the Fund's first full year of operation in 1979. The Comparative Index table in the adjacent column indicates the long term performance of the Volumetric Index, as compared to the S&P 500 and the Dow-Jones indices.

COMPARATIVE INDEX TABLE

The following table shows the change in value of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index, in comparison with the Standard & Poor 500 Index and the Dow-Jones Industrials.


			Volumetric     S&P 500        Dow-Jones
 12/31	                 Index          Index         Industrials

9/30/10		        170,896		118,694	       125,617
2009			164,687		116,026	       121,369
2008			135,347		 93,981	       102,163
2007			193,237		152,779	       154,412
2006			187,400		138,992        145,080
2005			176,228		129,881	       133,135
2004			172,799		126,097	       133,949
2003			152,246		115,692	       129,861
2002			116,682		 91,543	       103,621
2001			133,167		119,486	       124,489
2000			139,355		137,372	       133,986
1999			141,866		152,872	       148,410
1998			134,918	        127,898	       114,054
1997			121,987		100,971		98,238
1996			103,189		 77,072		80,102
1995			 89,336		 64,086		63,566
1994			 76,104	         47,786		47,632
1993			 77,839	  	 48,533		46,634
1992			 76,311		 45,335		41,007
1991		 	 68,902		 43,397		39,364
1990			 50,963		 34,539		32,716
1989			 53,743		 36,770		34,201
1988			 46,349		 28,896		26,938
1987			 38,637		 25,708		24,085
1986			 39,225	 	 25,197		23,552
1985			 36,524	         21,983		19,213
1984			 27,696		 17,401		15,050
1983			 25,963		 17,161		15,635
1982			 21,876		 14,633		13,000
1981			 18,712		 12,751		10,869
1980			 15,991	 	 14,125		11,975
1979			 11,630		 11,231		10,419
1978			 10,000		 10,000		10,000

The Volumetric Index indicates the Fund's total return after expenses were deducted and dividend distributions were reinvested. Unlike the Fund, the S&P 500 and Dow indices are unmanaged. They have no expenses and brokerage costs to affect the results. The market indices do not include reinvested dividends. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.


PORTFOLIO REVIEW

 	As mentioned previously, during the third quarter, we have sharply reduced our cash from 30% to 9%. We purchased 37 new stocks during the period and sold 22. Currently we have 77 equities in our portfolio. It includes 66 gainers and 11 losers. Our average security is up 15.9%. Our best performing stock is Citrix Systems, which nearly tripled with a 194% gain. The worst stock is Prudential Financial, with an 8% loss.

The following table shows our ten top gainers, as of September 30, 2010.

				                             % of Total
			                 % Gain              Net Assets

1. Citrix Systems			193.6%			2.35%
2. Stanley Black & Decker 	         83.8			1.54
3. Mack-Cali Realty		         63.5			1.34
4. Bristol-Myers Squibb	 	         51.4			1.48
5. United Technology		         45.3			1.28
6. Deere & Co. 			         44.4			1.41
7. W.W. Grainger			 43.9			0.72
8. Southwest Air Lines		         40.0			1.36
9. Costco				 37.9			1.30
10. Potash Corp. 			 34.4			1.42



   Purchases: Arrow Electronics, Baxter Inter-national, Cypress Semiconductor, Eastman Chemical, Ebay, Fidelity National, Gentex, Gymboree, JB Hunt Transportation, Kohl's, Leucadia, Mastech, Mattel, Meredith, Motorola, Murphy Oil, Norfolk Southern, NVDIA, Omnicom, Parker Hannifin, Pfizer, Potash Corp., Prudential Financial, PSS World Medical, Reliance Steel, Rockwell Automation, Shaw Group, SPX Corp., Target, Texas Roadhouse, Thomas & Betts, TJ Max, Travelers, Verizon, West Pharmaceutical Services, Worthington Industries and Yahoo.

   Sales: BJ Wholesale, Carlisle, Church & Dwight, Curtiss Wright, DeVry, Inc., Earthlink, Inc., Granite Construction, Hasbro, Hewlett-Packard, Intel, Jacobs Engineering, JDS Uniphase, L-3 Communications, Lancaster Colony, Lincare Holdings, Martin Marietta Materials, Mueller Industries, Nabors Industries, Orbital Sciences, Stericycle, Telephone and Data Systems and Vulcan Materials, Our three most profitable sales were Lincare, Lancaster Colony and Hasbro with 67%, 61% and 55% realized gains, respectively.

PROXY VOTING INFORMATION

	Information is available to shareholders who are interested in the Fund's proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund's toll-free number, 800-541-3863, or by visiting the SEC's website at www.sec.org.

OTHER NEWS

	Volumetric Fund offers 'No Fee' Roth and Traditional IRA accounts. You may be eligible to contribute $5,000 to your IRA and more if you are age
50 or over. You may be interested in rolling over your 401(k) or another retirement account into Volumetric. This is also a good time to review your beneficiary designations. Deaths and divorces may necessitate some changes in your beneficiary.

Volumetric Fund will declare its annual dividend and capital gain distributions, if any, in late December. The exact date of record, ex-dividend and payment dates will be determined by the Board of Directors in December.

OUTLOOK

We remain optimistic regarding the market for the rest of the year. Recent remarks by Fed officials increased hopes that the central bank will be ready to step in to prop up the economy. Technical considerations, such as all major market indices broke above their 200-day moving average lines are also positive. If you recall, in our first quarter report we noted that we expect the market to advance about 10-15% this year. Barring some unexpected developments or a sharp rise in unemployment, we believe this forecast is still achievable for 2010.

Thank you for your trust and confidence. Please call us, if you have any questions.
October 8, 2010

                      Sincerely,

/s/ Gabriel J. Gibs	         /s/ Irene J. Zawitkowski


Gabriel J. Gibs		        Irene J. Zawitkowski
Chairman and CEO	           President




	          VOLUMETRIC FUND, INC.
	        STATEMENT OF NET ASSETS
	          September 30, 2010
	             (Unaudited)

Equities: 	91.2%
SHARES	COMPANY	                                     VALUE
 	Aerospace/Defense: 3.5%
 5,000	Cubic Corp. 	                          $204,000
 3,200	Rockwell Automation	                   197,536
 3,300	United Technologies	                   235,059
                                                 ---------
		                                   636,595
                                                 ---------
	Air Transport: 1.4%
19,000	Southwest Air Lines	                   248,330
                                                 ---------
	Auto/Auto Parts: 1.1%
10,000	Gentex	                                   195,250
                                                 ---------
	Business Services: 2.2%
 8,500	Iron Mountain	                           189,890
 5,200	Omnicom	                                   205,296
                                                 ---------
		                                   395,186
                                                 ---------
	Chemicals: 6.0%
 2,700	Air Products	                           223,614
 5,200	DuPont	                                   232,024
 2,900	Eastman Chemical	                   214,600
 3,200	FMC	                                   218,912
 4,200	International Flavors & Fragrances	   203,784
                                                 ---------
 		                                 1,092,934
                                                 ---------
 	Communications: 3.3%
 4,700	Harris Corp. 	                           208,163
22,500	Motorola	                           191,925
 6,000	Verizon	                                   195,540
                                                 ---------
		                                   595,628
                                                 ---------
	Computers/Software: 2.3%
 6,300	Citrix Systems*	                           429,912
	Consumer Products: 2.3%
 8,800	Mattel	                                   206,448
11,000	Timberland*	                           217,910
                                                 ---------
		                                   424,358
                                                 ---------
	Drugs: 3.7%
10,000	Bristol-Myers Squibb	                   271,100
 5,500	Merck	                                   202,455
11,500	Pfizer	                                   197,455
                                                 ---------
		                                   671,010
                                                 ---------
	Electrical/Semiconductor: 5.4%
 8,000	Altera	                                   241,280
10,000	Arrow Electronics*	                   200,475
16,000	Cypress Semiconductor*	                   201,280
 1,100	W.W. Grainger	                           131,021
 1,800	NVDIA*	                                   210,276
                                                 ---------
		                                   984,332
                                                 ---------
`	Foods/Beverage: 2.3%
 3,400	Coca Cola	                           198,968
 4,800	Hansen Natural*	                           223,776
                                                 ---------
		                                   422,744
                                                 ---------
	Forest Products: 2.1%
 8,200	Leucadia National	                   193,684
 8,500	Packaging Corporation	                   196,945
                                                 ---------
		                                   390,629
                                                 ---------
	Gold: 2.5%
18,200	Harmony Gold Mining	                   205,478
 4,000	Newmont Mining	                           251,240
                                                 ---------
		                                   456,718
                                                 ---------
 	Indexes: 6.8%
 3,700	Dow-Jones Industrial Trust ETF	           399,267
 5,900	SPDR S&P 500 Trust ETF	                   673,367
12,600	SPDR Financial ETF	                   180,741
                                                 ---------
		                                 1,253,375
                                                 ---------
	Insurance: 3.0%
12,200	Fidelity National	                   191,662
 3,200	Prudential Financial	                   173,376
 3,600	The Travelers Companies+B23	           187,560
                                                 ---------
		                                   552,598
                                                 ---------
	Internet: 2.0%
 7,700	Ebay*	                                   187,880
13,200	Yahoo*	                                   187,044
                                                 ---------
		                                   374,924
                                                 ---------

*  Non-income producing security


SHARES	COMPANY	                                    VALUE
	Machinery: 7.3%
 3,500 	Ball Corporation	                  $205,975
 3,700 	Deere & Co.*	                           258,186
 6,100 	Diebold	                                   189,649
 3,900 	Fluor Corp.	                           193,167
 3,000 	Parker Hannifin	                           210,180
 4,600 	Stanley Black & Decker	                   281,888
                                                 ---------
   	 	                                 1,339,045
                                                 ---------
	Materials/Metals: 3.6%
 1,800 	Potash Cp.	                           259,272
 4,400 	Reliance Steel	                           182,732
14,000 	Worthington Industries	                   210,420
                                                 ---------
		                                   652,424
                                                 ---------
	Medical/Health : 3.8%
 4,000 	Baxter International	                   190,840
 2,000 	C.R. Bard	                           162,860
 8,400 	PSS World Medical*	                   179,592
 4,891 	West Pharmaceutical Services	           167,810
                                                 ---------
		                                   701,102
                                                 ---------
	Misc./Diversified: 4.2%
 17,000 	Mastech*	                   175,440
  5,600 	Shaw Group*	                   187,936
  3,100 	SPX Corp.	                   196,168
  5,500 	Waste Connections*	           218,130
                                                 ---------
		                                   777,674
                                                 ---------
	Oil/Energy: 5.5%
 3,000	Hess	                                   177,360
 4,600	Helmerich & Payne	                   186,116
 6,000	Marathon Oil	                           198,600
 3,300	Murphy Oil	                           204,336
 6,600	Sunoco	                                   240,900
                                                 ---------
		                                 1,007,312
                                                 ---------
	Precision Instruments: 1.1%
 4,700	Thomas & Betts	                           192,794
                                                 ---------
	Publishing: 1.0%
 5,700	Meredith	                           189,867
                                                 ---------
	Real Estate: 1.3%
 7,500	Mack-Cali Realty                    	   245,325
                                                 ---------
	Restaurants: 3.7%
 3,000	McDonald's	                           223,530
 3,000	Panera Bread*	                           265,830
12,783	Texas Roadhouse*	                   179,601
                                                 ---------
		                                   668,961
                                                 ---------
	Retail: 5.5%
 3,700	Costco	                                   238,613
 4,600	Gymboree*	                           191,084
 3,600	Kohl's*	                                   189,648
 3,500	Target	                                   187,040
 4,600	TJ Max	                                   205,298
                                                 ---------
		                                 1,011,683
                                                 ---------
	Transportation: 2.1%
 5,500	JB Hunt Transport	                   190,850
 3,400	Norfolk Southern	                   202,334
                                                 ---------
		                                   393,184
                                                 ---------
	Utilities: 2.2%
10,700	Aqua America	                           218,280
 5,500	Edison International	                   189,145
                                                 ---------
		                                   407,425
                                                 ---------
TOTAL EQUITIES:
(COST:	$14,616,752)	                        16,711,319
                                                ----------
CASH EQUIVALENTS & RECEIVABLES: 8.8%
   Cash		                                    74,232
   JP Morgan Interest Bearing Deposit Acct.	 1,832,216
   Dividends and interest receivable		    20,321
                                                 ---------
TOTAL CASH EQUIVALENTS/ RECEIVABLES		 1,926,769
                                                 ---------
TOTAL ASSETS		                        18,638,088
   Less liabilities: payable to broker		  (319,994)
                                                 ---------
NET ASSETS: 100.0%		               $18,318,094
                                               ===========
VOLUMETRIC SHARES OUTSTANDING		         1,175,268
                                                 ---------
NET ASSET VALUE PER SHARE		            $15.59
                                                 ---------











Volumetric Fund, Inc.
---------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
-----------------------
Transfer Agent
--------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
----------

J.P. Morgan Chase
New York, New York

Independent Auditors
--------------------

BBD, LLP
Philadelphia, PA

Board of Directors
------------------

William P. Behrens
Gabriel J. Gibs, Chairman
Joseph Haupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers
--------

Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer

Our prospectus is available on the Fund's website or by calling the Fund.